INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operating activities:
Net loss	$ (2,882)	$ (12,357)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,829	5,384
Loss from sale of property and equipment, net	67
Share-based compensation expense	637	867
Decrease in accrued severance pay and pensions, net	(504)	(288)
Decrease in trade receivables, net	237	19,105
Increase in other accounts receivables and prepaid expenses (including other long-term assets)	(5,872)	(4,719)
Decrease in operating lease right-of-use assets	2,448	2,576
Decrease (increase) in inventory, net of write off	(2,046)	7,526
Increase in deferred tax asset, net	(125)	(109)
Increase (decrease) in trade payables	2,137	(4,779)
Decrease in other accounts payable and accrued expenses (including other long-term liabilities)	(3,646)	(1,299)
Decrease in operating lease liability	(2,199)	(2,917)
Increase in deferred revenues	1,307	803
Net cash provided by (used in) operating activities	(4,612)	9,793
Cash flow from investing activities:
Purchase of property and equipment	(3,931)	(3,638)
Proceeds from sale of property and equipment	200
Purchase of intangible assets		(279)
Net cash used in investing activities	(3,731)	(3,917)
Cash flow from financing activities:
Proceeds from exercise of stock options	3,958	554
Proceeds from bank credits and loans, net	6,000	5,079
Net cash provided by financing activities	9,958	5,633
Translation adjustments on cash and cash equivalents	(46)	(281)
Increase in cash and cash equivalents	1,569	11,228
Cash and cash equivalents at the beginning of the period	27,101	23,939
Cash and cash equivalents at the end of the period	28,670	35,167
Supplemental disclosure of cash flow information:
Cash paid for income taxes	1,027	513
Cash paid for interest on bank loans	$ 410	$ 577